Summary of Significant Accounting Policies - Schedule of Movement of the Allowance for Doubtful Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Movement of the Allowance for Doubtful Accounts [Line Items]
Balance, beginning	¥ 2,059,175	¥ 2,249,895
Provision for credit losses	3,208	24,103
Reversals	(3,477)	(13,538)
Write-offs	(18,114)	(202,900)
Foreign currency translation adjustment	(2,161)	1,615
Balance, ending	2,038,631	2,059,175
Accounts receivable [Member]
Schedule of Movement of the Allowance for Doubtful Accounts [Line Items]
Balance, beginning	1,434,824	1,446,022
Provision for credit losses	151	748
Reversals	(850)	(12,011)
Write-offs	(795)
Foreign currency translation adjustment	(97)	65
Balance, ending	1,433,233	1,434,824
Other receivables [Member]
Schedule of Movement of the Allowance for Doubtful Accounts [Line Items]
Balance, beginning	39,226	29,934
Provision for credit losses	2,093	8,716
Reversals	(2)	(90)
Write-offs	(17,319)
Foreign currency translation adjustment	(428)	666
Balance, ending	23,570	39,226
Loans receivable [Member]
Schedule of Movement of the Allowance for Doubtful Accounts [Line Items]
Balance, beginning	386,510	575,884
Provision for credit losses	964	13,642
Reversals		(1,000)
Write-offs		(202,900)
Foreign currency translation adjustment	(1,636)	884
Balance, ending	385,838	386,510
Amounts due from related parties [Member]
Schedule of Movement of the Allowance for Doubtful Accounts [Line Items]
Balance, beginning	198,615	198,055
Provision for credit losses		997
Reversals	(2,625)	(437)
Write-offs
Foreign currency translation adjustment
Balance, ending	¥ 195,990	¥ 198,615